Sales revenues	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Sales revenues
26. Sales revenues
(1) Summary by business segments and products
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31
	2022	2023	2024
Sales of products
Automotive
Vehicles	23,739,442	28,394,256	35,249,865
Parts and components for production	1,504,215	1,710,422	1,596,111
Parts and components for after service	2,407,143	2,866,196	3,166,586
Other	881,193	805,995	1,068,169

Total automotive	28,531,993	33,776,870	41,080,731
All other	541,436	590,749	567,399

Total sales of products	29,073,428	34,367,619	41,648,130
Financial services	2,306,079	2,786,679	3,447,195

Total sales revenues	31,379,507	37,154,298	45,095,325

The majority of sales of products are revenues recognized from contracts with customers under IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”), and receivables related to such revenues are recognized as “Trade accounts and other receivables”.
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2022	2023	2024
Finance leases
Financial income related to net lease investment	134,512	164,820	208,257
Operating leases	1,093,545	1,169,018	1,207,719

Total	1,228,057	1,333,838	1,415,975

Financial service revenues other than income from leases mainly consist of interest income using the effective interest method. The amount of interest income using the effective interest method is not significant.
For the years ended March 31, 2022, 2023 and 2024 ¥138,718 million, ¥166,220 million and ¥187,035 million of financial service revenues were accounted for under IFRS 15.
(2) Contract liabilities
Contract liabilities consist of the following:

	Yen in millions
	April 1, 2022	March 31,
		2023	2024

Contract liabilities	989,959	1,068,212	1,392,390
Contract liabilities are primarily related to advances received from customers. Contract liabilities are included in “Other current liabilities” and “Other non-current
liabilities” in the consolidated statement of financial position. For the year ended March 31, 2023 and 2024, the amounts transferred from contract liabilities at the beginning of the fiscal year to sales revenue were ¥529,016 million and ¥577,917 million, respectively.
(3) Performance obligations
The aggregate amounts of transaction prices allocated to unsatisfied performance obligations related to contracts that have original expected durations in excess of one year were ¥834,624 million and ¥1,038,630 million as of March 31, 2023 and 2024, respectively. The main contents of unsatisfied performance obligations are insurance revenues and maintenance revenues.
For insurance revenues, Toyota receives payment agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from three
to 120 months. As of March 31, 2023, the unsatisfied performance obligations related to insurance revenues were ¥352,239 million, and Toyota expected to recognize as revenue ¥101,392 million in fiscal 2024, and ¥250,847 million thereafter. As of March 31, 2024, the unsatisfied performance obligations related to insurance revenues were ¥433,218 million, and Toyota expects to recognize as revenue ¥125,303 million in fiscal 2025, and ¥307,914 million thereafter.
For maintenance revenues, Toyota receives payments agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 18 to 84 months.
Unsatisfied performance obligations for sales of products related to contracts that have an original expected duration of one year or less have been excluded from this disclosure.